Long-term Borrowings, Excluding Current Portion - Convertible note (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Aug. 08, 2018 USD ($)	Aug. 08, 2018 CNY (¥)
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 175,000	¥ 1,195,478
Debt Instrument, Interest Rate During Period	4.00%	4.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 25.82
Adjustments to Additional Paid in Capital, Warrant Issued | ¥				¥ 8,208
Proceeds from Debt, Net of Issuance Costs	$ 175,000	¥ 1,195,478
Payments of Debt Issuance Costs | $	300
Debt Issuance Costs, Net | ¥					¥ 1,833
Warrant	$ 1,201							8,208
Fair value of contingent put option | ¥						¥ 0		¥ 0
Fair value of common stock | $ / shares	26.78
Beneficial conversion feature	$ 6,451	¥ 44,072
Convertible note and warrant
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 175,000		$ 175,000		1,220,835	1,201,060
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 26
Debt Instrument, Convertible, Conversion Ratio	38.46	38.46
Internal rate of return	8.00%	8.00%
Net Income (Loss) Before Interest, Tax and Depreciation	$ 0	¥ 40,000	40,000
Repurchase Price Internal Rate of Return, Maximum	12.00%	12.00%
Debt Issuance Costs, Net	$ 5,101		7,212		35,586	49,500
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 169,899		$ 167,788		¥ 1,185,249	¥ 1,151,560
Debt Instrument, Interest Rate, Effective Percentage	9.45%				9.45%
Interest Expense, Borrowings | ¥		¥ 111,032,000		¥ 43,090,000
American Depositary Shares
Debt Instrument [Line Items]
Class of Warrant or Right, Outstanding | shares	500,000				500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 18